Other long-term assets and other long-term liabilities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long term advances for value added tax recorded in other long-term liabilities	$ 5,710	$ 11,235
Other long-term liabilities	83	0
Total other long-term liabilities	$ 5,793	$ 11,235